INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2023 (Details) ₸ in Millions, ₴ in Millions, $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions							1 Months Ended																		2 Months Ended	3 Months Ended	4 Months Ended		12 Months Ended
	Mar. 28, 2024 USD ($)	Oct. 13, 2023 USD ($)	Oct. 09, 2023 USD ($)	Oct. 04, 2023 USD ($)	Sep. 27, 2023 USD ($)	Apr. 19, 2023 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BDT (৳)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 UAH (₴)	Apr. 30, 2023 PKR (₨)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 UAH (₴)	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]	Jan. 31, 2024 USD ($)	Dec. 31, 2023 KZT (₸)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Jan. 30, 2023	Jan. 24, 2023	Nov. 11, 2022	Apr. 30, 2022 UAH (₴)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Utilized																											$ 3,707		$ 3,707	$ 6,670
Repayments of borrowings, classified as financing activities																													1,098	1,619	$ 1,977
2023 Notes
Disclosure of detailed information about borrowings [line items]
Amendment fee (in basis points)																																					2.00%
Notes, purchase price, percentage of principal amount (in percent)																																					102.00%
October 2023 Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued						$ 165
Amendment fee						1
December 2023 notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued						$ 294
Amendment fee					$ 1
VEON Holdings B.V. | PJSC Vimpelcom
Disclosure of detailed information about borrowings [line items]
Notes offset against purchase consideration			$ 1,576
Proceeds																													2,140
Debt repayment										$ 406
Unitel LLC | Russia
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,576
Deferred consideration																											72		72
Unitel LLC | Issue of notes | Russia
Disclosure of detailed information about borrowings [line items]
Notional amount																											1,005		1,005
PJSC Vimpelcom | Issue of notes | Russia
Disclosure of detailed information about borrowings [line items]
Notional amount																											72		72
2023 Notes At 5.95 percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																																							5.95%
Debt repayment		$ 39
2023 Notes At 7.25 percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)																																							7.25%
Alfa Bank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 556																							₽ 45
Alfa Bank RUB 45 million loan | VEON Finance Ireland Designated Activity Company
Disclosure of detailed information about borrowings [line items]
Scheme creditors percentage voting																																						97.59%
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 164								217																	₨ 40					₨ 40
Utilized																			$ 156																						₨ 30
Borrowings term																			10 years	10 years
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																										$ 1,250				1,250
Borrowings term																										3 years
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Utilized								$ 363																						$ 1,055					$ 692
Proceeds from non-current borrowings														$ 82										$ 430	$ 610
Revolving credit facility | Revolving credit facility, balance rolled over
Disclosure of detailed information about borrowings [line items]
Utilized							$ 363																										$ 692
Repayments of borrowings, classified as financing activities	$ 805						$ 250
Raiffeisen Bank Aval | Kyivstar
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											38	₴ 1,400
OTP Bank UAH 490 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount | ₴																₴ 1,250		₴ 1,250				₴ 1,250																		₴ 1,250
Repayments of borrowings, classified as financing activities											21	₴ 760			$ 17	₴ 490	$ 17	₴ 490	$ 17	₴ 490	$ 17	₴ 490
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings											$ 41		₨ 10								$ 222		₨ 40
Syndicated loan with a 5 year maturity | BDCL (Bangalink Digital Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings								$ 45	৳ 5
Borrowings term								5 years	5 years
KaR-Tel LLP - Term Facility
Disclosure of detailed information about borrowings [line items]
Utilized																											22		$ 22					₸ 9,800
Proceeds from non-current borrowings																											$ 22	₸ 9,800
June 2024 notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities				$ 406
December 2023 notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 243

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).